Trade Accounts Receivable, Net (Details) - Schedule of Movement of Impairment in Trade Accounts Receivable - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Impairment in Trade Accounts Receivable [Abstract]
Balance at January, 1		S/ (48,484)	S/ (49,604)	S/ (56,630)
Impairment			(54,766)	(1,061)
Impairment recovery		388	56	84
Write-off	[1]	1,482	55,744	8,340
Exchange difference		14	32	(336)
Translation adjustments		(155)	54	(1)
Balance at December, 31		S/ (46,755)	S/ (48,484)	S/ (49,604)

[1]	Corresponds to the write-off recorded in 2022 in the subsidiary Cumbra Peru S.A. for S/ 55.7 million for the agreement with Tecnicas Reunidas in Talara S.A. In 2021 corresponds mainly to Cumbra Peru S.A. for S/ 4.2 million, Tren Urbano de Lima S.A. for S/ 3.5 million and others for S/ 0.6 million.